Statement of Shareholder Equity - USD ($)	Common Stock Shares	Common Stock Dollars	Preferred Stock Shares	Preferred Stock Dollars	Additional Paid-In Capital	Retained Earnings/ (Deficit)	Total Shareholder's Equity (Deficit)
Balances at Jun. 30, 2013						(2,579,906)	(54,369)
Shares Issued in connection with bankruptcy							288,302
Shraes Issued for Aquisitions							1,063,500
Shares Issued for CEO Compensation							214,200
Shares Issued for services rendered							$ 1,922,846
Shares issued upon conversion of convertible notes							1,223,700
Benefilcial conversion feature of convertible notes						298,332	298,332
Warrants issued for compensation						$ 1,244,661	$ 1,244,661
Issuance of common stock for cash							244,316
Net Income (Loss)						$ 2,325,726	$ 2,325,726
Balances at Jun. 30, 2014						16,878,382	1,477,250
Balances at Jun. 30, 2014	400,356,154	400,356	1,000,000	1,000	7,625,395	(19,204,108)	(11,177,357)
Shares Issued in connection with bankruptcy	2,000,000	2,000			164,000		166,000
Shares Issued for services rendered	$ 5,107,143	$ 5,107			$ 248,959		$ 254,066
Shares issued upon conversion of convertible notes	103,005,455	103,005			1,067,843		1,170,848
Benefilcial conversion feature of convertible notes					1,243,885		1,282,406
Warrants issued for compensation	$ (11,000,000)	$ (11,000)			$ (148,940)		$ (159,940)
Cashless exercise of Warrants		0			2,494,560		2,495,667
Issuance of common stock for cash	$ 38,524,012	$ 38,521			$ 1,243,885		1,282,406
Net Income (Loss)						$ 3,134,798	$ 3,134,798
Balances at Jun. 30, 2015	537,989,764	537,990	1,000,000	1,000	1,107,607	13,940,362	11,177,357